Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended		15 Months Ended		18 Months Ended	24 Months Ended	27 Months Ended		30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	103 Months Ended	115 Months Ended	127 Months Ended
		Jun. 30, 2025	Jun. 16, 2025	Aug. 17, 2023	Aug. 16, 2023	Jun. 01, 2020	Apr. 30, 2015	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Nov. 30, 2023	Nov. 30, 2023	Oct. 31, 2025	Nov. 30, 2025	Nov. 30, 2020	Nov. 30, 2025	Apr. 30, 2016	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2021	Apr. 30, 2017	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2022	Apr. 30, 2018	Nov. 30, 2023	Apr. 30, 2019	Nov. 30, 2024	Apr. 30, 2020	Nov. 30, 2025	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000239891
Account Value [Line Items]
Line Graph and Table Measure Name	[1]															Global X Emerging Markets ex-China ETF
Accumulated Value							$ 10,000										$ 8,496				$ 10,369				$ 12,668		$ 11,763		$ 9,985		$ 15,904	$ 12,700	$ 12,256	$ 12,156	$ 13,320	$ 16,245
C000239894
Account Value [Line Items]
Line Graph and Table Measure Name	[2]															Global X Emerging Markets Great Consumer ETF
Accumulated Value							10,000										8,014				9,098				11,486		11,630		11,604		16,365	11,236	10,184	10,035	10,782	12,594
C000219481
Account Value [Line Items]
Line Graph and Table Measure Name																Global X Emerging Markets Bond ETF
Accumulated Value						$ 10,000									$ 11,191					$ 11,012				$ 9,662		$ 10,222		$ 11,599		$ 12,811
C000243178
Account Value [Line Items]
Line Graph and Table Measure Name																Global X Brazil Active ETF
Accumulated Value					$ 10,000							$ 11,036						$ 8,989				$ 12,207
C000243177
Account Value [Line Items]
Line Graph and Table Measure Name																Global X India Active ETF
Accumulated Value				$ 10,000							$ 10,508								$ 12,311				$ 12,522
C000260992
Account Value [Line Items]
Line Graph and Table Measure Name																Global X Investment Grade Corporate Bond ETF
Accumulated Value		$ 10,172	$ 10,000					$ 10,168	$ 10,271	$ 10,447			$ 10,474	$ 10,542
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]															MSCI Emerging Markets Index (USD) (NR)
Accumulated Value							10,000										8,213				9,785				11,910		11,309		9,952		14,800	12,087	11,300	11,621	12,999	16,835
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]															MSCI Emerging Markets Index (USD) (NR)
Accumulated Value							10,000										8,213				9,785				11,910		11,309		9,952		14,800	12,087	11,300	11,621	12,999	16,835
Bloomberg Emerging Markets USD Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Emerging Markets USD Aggregate Bond Index
Accumulated Value						10,000									10,781					10,659				9,044		9,549		10,732		11,733
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]															MSCI Emerging Markets Index (USD) (NR)
Accumulated Value					10,000							10,164						11,369				14,724
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]															MSCI Emerging Markets Index (USD) (NR)
Accumulated Value				10,000							10,183								11,391				14,752
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]															Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,149	10,000					10,122	10,243	10,355			10,420	10,485
MSCI Emerging Markets ex China Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[8]															MSCI Emerging Markets ex China Index (USD) (NR)
Accumulated Value							10,000										10,000				10,201				11,907		11,264		9,284		14,548	13,501	12,579	13,587	15,150	19,248
Hybrid MSCI Emerging Markets ex China Index
Account Value [Line Items]
Line Graph and Table Measure Name	[9]															Hybrid MSCI Emerging Markets ex China Index
Accumulated Value							$ 10,000										$ 8,213				$ 9,785				$ 11,910		$ 11,309		$ 9,952		$ 14,800	$ 12,087	$ 11,300	$ 11,621	$ 12,455	$ 15,824
JP Morgan EMBI Global Core Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[11]															JP Morgan EMBI Global Core Index (USD) (TR)
Accumulated Value						$ 10,000									$ 10,979					$ 10,791				$ 8,930		$ 9,445		$ 10,707		$ 11,920
MSCI Brazil Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]															MSCI Brazil Index (USD) (NR)
Accumulated Value					$ 10,000							$ 11,097						$ 9,099				$ 12,670
MSCI India Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]															MSCI India Index (USD) (NR)
Accumulated Value				$ 10,000							$ 10,606								$ 13,136				$ 13,149
Bloomberg U.S. Corporate Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]															Bloomberg U.S. Corporate Index (USD) (TR)
Accumulated Value		$ 10,159	$ 10,000					$ 10,166	$ 10,269	$ 10,423			$ 10,463	$ 10,532

[1]	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. The Global X Emerging Markets ETF was renamed to the Global X Emerging Markets ex-China ETF effective April 1, 2024.
[2]	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund.
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	The Fund's inception date predates the MSCI Emerging Markets ex China Index's inception date of March 9, 2017. Accordingly, the MSCI Emerging Markets ex China Index does not have 10 calendar years of performance and the table instead reflects the MSCI Emerging Markets ex China Index's performance for 1 year, five years, and from its inception on March 9, 2017.
[9]	Effective April 1, 2024, the Fund began to compare its performance to the MSCI Emerging Markets ex China Index. Performance reflects the performance of the MSCI Emerging Markets Index through March 31, 2024, and the MSCI Emerging Markets ex China Index thereafter.
[10]	EMBI – Emerging Markets Bond Index
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.